Debt Securities Issued (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt Securities Issued

	Currency	Maturity date	Nominal interest rate %	2024	2025

Third bond program – first issue	KZT	January 2025	9.90	51,050	—
Debt securities issued	USD	March 2030	6.25	—	331,992

Total debt securities issued				51,050	331,992